Other Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Canadian Defined Contribution Pension Plan [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 1,610	$ 1,571	$ 1,374
Canadian Defined Contribution Pension Plan [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Maximum matching percentage of employee's gross pay	4.00%
US Defined Contribution Pension Plan (401K plan) [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 591	$ 630	$ 622
Percentage of employer contribution to employee	3.00%
Percentage of participants current compensation	6.00%
US Defined Contribution Pension Plan (401K plan) [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Percentage of employees additional statutorily prescribed annual limit	1.00%
Percentage of first 6% of participant's current compensation	50.00%